Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flows From Operating Activities:
Net (Loss)	$ (3,256,020)	$ (3,232,125)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	106,794	6,186
Foreign exchange	(374)	45
Debt release	0	(10,852)
Accounts receivable	(118,482)	7,776
Inventory	(1,221,112)	(163,991)
Prepaid expenses	247,977	2,235
Accounts payable and accrued expenses	(587,973)	437,267
Income tax payable	(172,076)	0
Interest payable	(1,084,169)	(48,287)
Net Cash Flows (Used) in Operations	(6,085,435)	(3,001,746)
Cash Flows From Investing Activities:
Reduction in Right-of-use asset	97,498	0
Purchase of intangible assets	(19,804)	0
Purchase of equipment	(464,614)	0
Net Cash Flows (Used) in Investing Activities	(386,920)	0
Cash Flows From Financing Activities:
Common stock issued	4,089,218	43,560,363
Exercise of warrants	1,156	0
Purchase of treasury stock	(541,143)	(99,000)
Lease liability	(93,125)	0
Payments of notes payable	0	(1,900,000)
Net Cash Flows Provided by Financing Activities	3,456,106	41,561,363
Cash and Cash Equivalents at Beginning of Period	21,826,437	2,045,167
Net increase (decrease) in cash and cash equivalents	(3,016,249)	38,559,617
Effect of exchange rate changes on cash	0	(105,617)
Foreign currency translation adjustment	35,952	56,764
Cash and Cash Equivalents at End of Period	18,846,140	40,555,931
Supplementary Disclosure of Cash Flow Information:
Cash paid for interest	0	61,151
Cash paid for income taxes	$ 0	$ 0